WESTCORE TRUST
Westcore MIDCO Growth Fund
Westcore Blue Chip Fund
Westcore Growth Fund
Westcore Small-Cap Opportunity Fund
Westcore Mid-Cap Value Fund
Westcore Select Fund
Westcore International Frontier Fund
Westcore Small-Cap Value Fund
Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Colorado Tax-Exempt Fund

SUPPLEMENT DATED FEBRUARY 24, 2005
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 28, 2004

The following information supplements and should be read in conjunction with the information provided in the Funds' Statement of Additional Information dated September 28, 2004.

The Westcore Trust Officer information on page 43 through 45 should be deleted in its entirety and replaced with the following table:

Name, Address and Age[1]	Position(s)Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
OFFICERS
Todger Anderson, CFA Age 60 Denver Investment Advisors LLC 1225 17th Street-26th Fl. Denver, Colorado 80202	President	Since February 18, 2005	Chairman, Denver Investment Advisors LLC (investment adviser) since January 1, 2005; President and Executive Manager, Denver Investment Advisors LLC, 1995 to 2004.
Jasper R. Frontz, CPA, CFA Age 36 Denver Investment Advisors LLC 1225 17th Street-26th Fl. Denver, Colorado 80202	Treasurer, Chief Compliance Officer	Treasurer since February 12, 1997 Chief Compliance Officer since October 1, 2004

Treasurer, Blue Chip Value Fund, Inc., November 1997 to present (closed-end investment company); Chief Compliance Officer, Blue Chip Value Fund, Inc. October 1, 2004 to present, Vice President, May 2000 to present, and Director of Mutual Fund Administration, June 1997 to present, Denver Investment Advisors LLC (investment adviser); Registered Representative, ALPS Distributors, Inc. (mutual fund service provider), 1995 to present.

Name, Address and Age[1]	Position(s)Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Wade Clouse Age 28 ALPS Mutual Funds Services, Inc. 1625 Broadway, Suite 2200 Denver, Colorado 80202	Assistant Treasurer	Since November 16, 2004

Fund Controller, ALPS Mutual Funds Services Inc. (mutual fund service provider), November 2004 to present; Assistant Secretary, Ameristock Mutual Fund, Inc. (open-end investment company), December 2004 to present; Assistant Secretary, Davis Park Series Trust (open-end investment company), December 2004 to present.

Fund Accountant, November 1999 to November 2004, ALPS Mutual Funds Services Inc. (mutual fund service provider).

Tané Tyler Age 39 ALPS Mutual Funds Services, Inc. 1625 Broadway, Suite 2200 Denver, CO 80202	Secretary	Since February 18, 2005

General Counsel, ALPS Mutual Funds Services, Inc. (mutual fund service provider), September 2004 to present; Secretary, Financial Investors Variable Insurance Trust (open-end investment company), December  2004 to present; Secretary, Reaves Utility Income Fund (closed-end investment company), December 2004 to present; Secretary, First Funds, November 2004 to present.

January 2004 to September 2004, Vice President and Associate Counsel of OppenheimerFunds. September 1991 to December 2003, Vice President and Assistant General Counsel of INVESCO Funds Group, Inc.